Investments - Schedule of Available for Sales Debt Securities (Details) - Insurance Solutions - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt securities:
Cost or amortized cost	$ 397,766,000	$ 410,225,000	$ 381,602,000
Gross unrealized gains	4,505,000	3,298,000	2,065,000
Gross unrealized losses	(19,639,000)	(24,616,000)	(30,937,000)
Fair value	382,632,000	388,907,000	352,730,000
Allowance for credit loss	0	0	0
U.S. government and agency
Debt securities:
Cost or amortized cost	10,604,000	8,627,000	8,376,000
Gross unrealized gains	133,000	13,000	25,000
Gross unrealized losses	(361,000)	(565,000)	(557,000)
Fair value	10,376,000	8,075,000	7,844,000
U.S. state, territories and municipalities
Debt securities:
Cost or amortized cost	4,173,000	4,268,000	4,381,000
Gross unrealized gains	0	0	0
Gross unrealized losses	(749,000)	(898,000)	(821,000)
Fair value	3,424,000	3,370,000	3,560,000
Corporate
Debt securities:
Cost or amortized cost	172,383,000	133,527,000	94,686,000
Gross unrealized gains	1,746,000	1,196,000	958,000
Gross unrealized losses	(12,451,000)	(14,827,000)	(13,330,000)
Fair value	161,678,000	119,896,000	82,314,000
Asset and mortgage- backed securities
Debt securities:
Cost or amortized cost	205,258,000	258,482,000	269,041,000
Gross unrealized gains	2,626,000	2,089,000	1,056,000
Gross unrealized losses	(4,204,000)	(6,637,000)	(16,056,000)
Fair value	203,680,000	253,934,000	254,041,000
Other invested assets
Debt securities:
Cost or amortized cost	5,348,000	5,321,000	5,118,000
Gross unrealized gains	0	0	26,000
Gross unrealized losses	(1,874,000)	(1,689,000)	(173,000)
Fair value	$ 3,474,000	$ 3,632,000	$ 4,971,000